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Second Prospectus | Palmer Square Income Plus Fund
Palmer Square Income Plus Fund
Investment Objectives
The investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income.
A secondary objective of the Fund is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Second Prospectus Palmer Square Income Plus Fund Class T USD ($)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses	Second Prospectus Palmer Square Income Plus Fund Class T
Management fees	0.49%
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.13%
Dividend and interest expense on short sales	0.04%
All other expenses	0.09%
Total annual fund operating expenses	0.62%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Second Prospectus | Palmer Square Income Plus Fund | Class T | USD ($)	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes, debentures and commercial paper, (iii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored entities, (iv) bank loans, (v) senior secured floating rate and fixed rate loans or debt, (vi) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt and (vii) credit derivatives, including credit default swaps and their associated derivatives. The Fund may invest a significant portion of its assets in one or more investment types. The Fund’s investment strategy involves active and frequent trading.

The Fund’s investments in asset-backed securities may be comprised of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. Government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage- backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

The Fund may invest in debt securities of any maturity and credit quality. Under normal market conditions, the Advisor expects that the Fund will invest primarily in securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, or Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square Capital Management LLC (the “Advisor”), the Fund’s advisor, to be of comparable credit quality. However, the Fund may invest up to 30% of its net assets in high yield securities – securities rated below investment grade that generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by the Advisor to be of comparable credit quality high yield securities). The Advisor anticipates the Fund’s average portfolio duration under normal market conditions to be less than two years. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the price of a security with a two-year duration would be expected to decrease by approximately 2% in response to a 1% increase in interest rates. Calculations of duration may be based on estimates and may not reliably predict a security’s sensitivity to changes in interest rates.

For the purposes of achieving the Fund’s investment objectives, hedging risks, and enhancing liquidity, the Fund may also employ derivatives, such as: puts and calls on U.S. Treasury futures; options, swaps and other interest rate derivatives; and credit default swaps and their associated derivatives on selected entities or indexes (where the Fund may act as either buyer or seller). As it pertains to the Advisor’s use of derivatives for hedging, risks that can be quantitatively measured and managed include interest rate risk (duration and convexity, which is the change to duration as interest rates change), prepayment risk, spread risk and volatility risk. The Advisor’s goal is not to eliminate all risk, but to assume only those risks the Advisor views as offering a strong risk/return profile. Additionally, the Fund may employ the types of derivatives referenced above in order to achieve its investment objectives by, among other practices, replicating a certain type of credit exposure, obtaining short or long exposures to credit and/or interest rates, or taking a position in light of a potential appreciation or depreciation in value of a company’s securities. The Advisor anticipates that, in general, the net long exposure of the Fund will not exceed 100% and the Fund will not have a net short exposure. The Fund will include the market value of its derivative positions based on debt securities or interest rates for purposes of determining whether it holds at least 80% of its net assets in debt securities.

In pursuing the Fund’s investment objectives, the Advisor uses a blend of top-down analysis which includes macro analysis, cross-asset relative value analysis, and sector monitoring, and bottom-up analysis which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

As part of its overall investment process, the Fund’s investments are subject to the Advisor’s environmental, social and governance (“ESG”) screening process, as described below. Generally, before the Fund invests in a below investment grade (i.e., “junk bonds”) corporate security, the Advisor analyzes the issuer’s ESG risk profile using fundamental, bottom-up research as well as independent third-party data to assess whether an issuer should be considered for investment. The Advisor’s ESG screening process requires that all below investment grade corporate debt issuers considered for purchase be assigned a score rating using the Advisor’s proprietary scoring methodology (an “ESG Score”), which is used as part of the Advisor’s overall assessment of whether such an issuer should be considered for investment. The Advisor may also assign an ESG Score to investment grade issuers, although generally they are not assigned an ESG Score by the Advisor. The Advisor’s ESG screening process is designed to largely exclude issuers that it believes are inconsistent with the goals and objectives expressed in the UN Global Compact’s Principles and Sustainable Development Goals, which may change over time. In addition, the Advisor’s ESG screening process seeks to exclude debt obligations of issuers that, together with any affiliates, are involved in and derive significant revenue (i.e., more than 50% of their revenue) from certain industries or product lines, including:

•     the speculative extraction of oil and gas (commonly referred to as exploration and production);

•     the speculative extraction of thermal coal or the generation of electricity using coal;

•     hazardous chemicals, pesticides and wastes, or ozone depleting substances;

•     endangered or protected wildlife or wildlife products, the production or trade of which is banned by applicable global conventions and agreements;

•     pornography or prostitution;

•     tobacco or tobacco-related products;

•     subprime lending or payday lending activities;

•     firearms or weapons, including controversial weapons (e.g., cluster bombs, anti-personnel mines, and chemical or biological weapons); and

•     components or services that have been specifically designed or designated for military purposes, or for the functioning of controversial weapons.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the Fund’s Class I shares which are offered under a separate prospectus by showing how the average annual total returns of the Fund compare with the average annual total returns of an appropriate broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.palmersquarefunds.com or by calling the Fund at 1- 800-736-1145. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return for the Fund as of September 30, 2024, was 5.60%.

Class I Shares
Highest Calendar Quarter Return at NAV (not-annualized):	8.44%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV (not-annualized):	(7.97)%	Quarter Ended March 31, 2020

Average Annual Total Returns for the periods ended December 31, 2023
Average Annual Returns - Second Prospectus - Palmer Square Income Plus Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I	Class I Shares - Return Before Taxes	8.78%		3.57%		3.09%		Feb. 28, 2014
Class I | Return After Taxes on Distributions	Class I Shares - Return After Taxes on Distributions	6.44%	[1]	2.31%	[1]	1.76%	[1]	Feb. 28, 2014	[1]
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.15%	[1]	2.19%	[1]	1.77%	[1]	Feb. 28, 2014	[1]
Class T	Class T Shares - Return Before Taxes	8.95%	[2]	3.73%	[2]	3.24%	[2]	Feb. 28, 2014	[2]
Bloomberg U.S. Corporate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Corporate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.48%		2.17%		1.86%		Feb. 28, 2014
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		1.10%		1.63%		Feb. 28, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
[2]	Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.